ISSUANCE OF DEBT SECURITIES - Negotiable obligations - Cordial Compania Financiera S A (Details) - Banco Supervielle S.A. - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Banco Supervielle Class A, 02/09/2017
ISSUANCE OF DEBT SECURITIES
Borrowings, adjustment to interest rate basis		4.50%
Banco Supervielle Class C, 12/22/2017
ISSUANCE OF DEBT SECURITIES
Borrowings		$ 670,674
Borrowings, adjustment to interest rate basis		4.25%
Banco Supervielle Class E, 02/14/2018
ISSUANCE OF DEBT SECURITIES
Borrowings	$ 1,059,240	$ 2,384,218
Borrowings, adjustment to interest rate basis		4.05%
Banco Supervielle Class G
ISSUANCE OF DEBT SECURITIES
Borrowings		$ 3,325,030
Borrowings, adjustment to interest rate basis		2.00%
Micro Lending Class III, 10/04/2017
ISSUANCE OF DEBT SECURITIES
Borrowings, adjustment to interest rate basis		7.00%
Global Program for Issuance of Negotiable Obligations [member]
ISSUANCE OF DEBT SECURITIES
Borrowings	$ 1,059,240	$ 6,379,922